Award Timing Disclosure	12 Months Ended
Nov. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Compensation Committee Incentive Equity Grant Policies

The Compensation Committee’s policy is to not grant stock options or similar awards whose exercise price is related to the market value of our common stock in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and to not time the public release of such information based on stock option grant dates. Similarly, our Compensation Committee does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. To bolster our commitment to the highest ethical standards, our Compensation Committee adopted a policy in 2024 to make awards of options or similar awards on preset dates that do not fall in our standard quarterly blackout periods and not to grant stock options or similar awards whose exercise price is related to the market price of our common stock on the date of grant during periods in which there is likely to be material nonpublic information about our company, including (i) during blackout periods or outside a trading window established in connection with the public release of earnings information under our Insider Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information (each, a “Filing Window”) or, in the event that any stock option grant is awarded by the Committee during a Blackout Period or a Filing Window, it will be deemed effective on the day after the earnings or other announcement has been made and one additional full day of trading thereafter completed, unless such day is within a Filing Window, in which case such grants will not be deemed effective until the day after the first full trading day following the filing of the applicable report with the Securities and Exchange Commission. During the year ended November 30, 2025, we did not grant stock options or stock appreciation rights to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Quarterly Report on Form 10-Q, Annual Report on Form 10-K, or Current Report on Form 8-K, in each case that disclosed any material non-public information.

Award Timing Method	Compensation Committee Incentive Equity Grant Policies
Award Timing Predetermined	false
MNPI Disclosure Timed for Compensation Value	false